Fair Value Measurement (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Financial Instruments [Line Items]
Investments in financial instruments	$ 233,491,000	$ 174,515,000
Changes in fair value of short-term investments	9,300,000	9,400,000	$ 3,100,000
Aggregate nominal amount	100,000,000
Changes in fair value of forward contracts	3,000,000
Changes in fair value of investments in debt securities	$ 0	$ (1,500,000)	$ 18,000
MoboTap [Member]
Fair Value of Financial Instruments [Line Items]
Percentage of disposed equity interests	51.00%